Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Commitments and contingencies	Commitments and contingencies:
a) Take-or-pay purchase contracts and related commitments:
The Company has commitments under take-or-pay contracts to purchase natural gas, to pay for transportation capacity related to the delivery of natural gas and to purchase oxygen and other feedstock requirements for our operating plants up to 2044. The minimum estimated commitment under these contracts, except as noted below, is as follows:

As at December 31, 2025

2026	2027	2028	2029	2030	Thereafter
$387,064	$288,525	$259,758	$221,703	$191,566	$666,023

Take-or-pay means that we are obliged to pay for the supplies regardless of whether we take delivery. Such commitments are common in the methanol industry. These contracts generally provide a quantity that is subject to take-or-pay terms that is lower than the maximum quantity that we are entitled to purchase. The amounts disclosed in the table above represent only the minimum take-or-pay quantity.
The natural gas supply contracts for our facilities in New Zealand, Trinidad and Tobago, Egypt and Chile are take-or-pay contracts denominated in United States dollars and include base and variable price components to manage our commodity price risk exposure. The variable price component of each natural gas contract is adjusted by a formula linked to methanol prices. We believe this pricing relationship enables these facilities to be competitive throughout the methanol price cycle. The amounts disclosed in the table for these contracts represent only the base price component representative of the minimum take-or-pay commitment.
b) Other commitments:
The Company has future minimum payments relating primarily to short-term vessel charters, terminal facilities, and other commitments that are not leases, as follows:

As at December 31, 2025

2026	2027	2028	2029	2030	Thereafter
$99,454	$22,412	$18,417	$17,613	$1,639	$2,309
Refer to note 9 for a summary of lease commitments.
c) Purchased methanol:
The Company has marketing rights for 100% of the production from its jointly owned plant in Egypt (in which it has a 50% interest). This results in purchase commitments of an additional 0.6 million tonnes per year of methanol offtake supply when Egypt operates at capacity. As at December 31, 2025, the Company also had commitments to purchase methanol from other suppliers for approximately 0.6 million tonnes for 2026. The pricing under these purchase commitments is referenced to pricing at the time of purchase or sale, and accordingly, no amounts have been included in the table above.